Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund
Apr. 29, 2023
Fidelity Extended Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.43%)
Past 5 years	4.86%
Past 10 years	9.62%
Fidelity Extended Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.76%)
Past 5 years	3.73%
Past 10 years	8.35%
Fidelity Extended Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.43%)
Past 5 years	3.75%
Past 10 years	7.65%
WA008
Average Annual Return:
Past 1 year	(26.54%)
Past 5 years	4.76%
Past 10 years	9.49%